BANK BORROWINGS (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Long-term Line of Credit [Member] USD ($)	Dec. 31, 2012 Long-term Line of Credit [Member] CNY	Dec. 31, 2011 Long-term Line of Credit [Member] CNY	Dec. 31, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2012 Line of Credit [Member] CNY	Dec. 31, 2012 CAH [Member] USD ($)	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Line of Credit Entered into by Subsidiary [Member] USD ($)	Dec. 31, 2012 Line of Credit Entered into by Subsidiary [Member] CNY
Debt Instrument [Line Items]
Short-term borrowings									$ 16,051	100,000
Equity interest in equity method investment									48.00%	48.00%
Property and equipment pledged as collateral	32,956	205,321	171,333
Accounts receivable used to secure bank borrowings	10,505	65,450	21,677
Net investment in direct financing leases	41,893	260,996	147,083										34,656	215,910
Restricted cash	45,593	284,047	24,524
Short-term bank borrowings, weighted average interest rate											4.72%	6.10%
Long-term bank borrowings, weighted average interest rate											6.07%	6.45%
Maximum borrowing capacity of credit line				99,095	617,374	201,179	41,415	258,083
Line of credit, utilized amount				201,863	1,257,626		22,825	142,201
Loan balance presented as noncurrent liability	$ 2,341	14,583